Offerings - Offering: 1	Apr. 24, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, no par value
Amount Registered | shares	16,500,000
Proposed Maximum Offering Price per Unit	57.29
Maximum Aggregate Offering Price	$ 945,285,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 144,723.13
Offering Note
(1)
This Registration Statement on Form
S-8
(this “Registration Statement”) covers shares of common stock, no par
value (“Common Stock”), of Edison International (the “Registrant”) (i) issuable pursuant to the Edison International 2007 Performance Incentive Plan, as amended and restated on April 24, 2025 (the “Plan”) and (ii) pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), any additional shares of Common Stock that may become issuable under the Plan by reason of any share dividend, share split or other similar transaction.